ORGANIZATION (Carrying Amounts of Assets and Liabilities of VIEs) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 435,133	$ 63,287	¥ 487,266
Restricted cash	1,254	182	1,238
Prepayments and other current assets	65,198	9,483	81,316
Total current assets	601,585	87,496	737,022
Non-current assets:
Property and equipment, net	97,195	14,136	105,502
Intangible assets, net	214,962	31,265	243,261
Deposits	5,152	749	5,750
Long-term investments	194,375	28,271	347,073
Other non-current assets	3,563	518	6,257
Total non-current assets	644,999	93,811	1,017,537
TOTAL ASSETS	1,246,584	181,307	1,754,559	¥ 2,063,328
Current liabilities:
Accrued payroll and welfare payable	9,779	1,422	11,855
Accrued expenses and other current liabilities	88,149	12,820	146,233
Income tax payable	1,766	257	2,223
Total current liabilities	99,694	14,499	175,937
Non-current liabilities:
Long-term payables	4,196	610	27,785
Non-Current liabilities for discontinued operations	0	0	12,721
Total non-current liabilities	11,940	1,736	47,260
TOTAL LIABILITIES	111,634	16,235	223,197
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	123,482	17,960	85,161
Restricted cash	1,253	182	1,237
Amounts due from intergroup companies	2,627	382	2,555
Prepayments and other current assets	28,934	4,209	33,692
Current assets for discontinued operations	0	0	40,193
Total current assets	156,296	22,733	162,838
Non-current assets:
Property and equipment, net	67,349	9,796	99,138
Intangible assets, net	1,623	236	1,734
Deposits	4,484	652	4,248
Long-term investments	51,332	7,466	53,044
Other non-current assets	3,563	518	6,296
Non-current assets for discontinued operations	0	0	179,932
Total non-current assets	128,351	18,668	344,392
TOTAL ASSETS	284,647	41,401	507,230
Current liabilities:
Amounts due to intergroup companies	209,384	30,454	71,168
Accrued payroll and welfare payable	7,854	1,142	9,875
Accrued expenses and other current liabilities	54,200	7,883	51,658
Income tax payable	1,313	191	615
Current liabilities for discontinued operations	0	0	15,626
Total current liabilities	272,751	39,670	148,942
Non-current liabilities:
Long-term payables	4,196	610	27,673
Non-Current liabilities for discontinued operations	0	0	12,721
Total non-current liabilities	4,196	610	40,394
TOTAL LIABILITIES	¥ 276,947	$ 40,280	¥ 189,336